Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2025
Disclosure of Financial Instruments [Abstract]
Summary of Banks Loans
The following table provides details regarding

the Bank’s loans as at April 30, 2025 and October

31, 2024.
Loans

(millions of Canadian dollars) As at
April 30, 2025 October 31,2024
Residential mortgages $ 316,298 $ 331,649
Consumer instalment and other personal 234,003 228,382
Credit card 40,465 40,639
Business and government 354,225 356,973

944,991 957,643
Loans at FVOCI

(Note 4)
141 230
Total loans 945,132 957,873
Total allowance for loan losses 8,613 8,094
Total loans, net of allowance $ 936,519 $ 949,779

Summary of Credit Quality
Business and government loans and loans

at FVOCI are grouped together as reflected

below for presentation in the “Loans by

Risk Ratings” table.
Loans – Business and Government

(millions of Canadian dollars) As at
April 30, 2025 October 31, 2024
Loans at amortized cost $ 354,225 $ 356,973
Loans at FVOCI

(Note 4)
141 230
Loans 354,366 357,203
Allowance for loan losses 3,903 3,583
Loans, net of allowance $ 350,463 $ 353,620

Summary of Gross Carrying Amounts of Loans, Acceptances and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings
The following table provides the gross carrying

amounts of loans and credit risk exposures

on loan commitments and financial guarantee

contracts by internal risk
ratings for credit risk management purposes,

presenting separately those that are

subject to Stage 1, Stage 2, and Stage 3

allowances.
Loans by Risk Ratings

(millions of Canadian dollars) As at
April 30, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages
1,2,3
Low Risk $ 218,093 $ 920 $ n/a $ 219,013 $ 238,101 $ 655 $ n/a $ 238,756
Normal Risk 72,782 9,420 n/a 82,202 65,318 13,620 n/a 78,938
Medium Risk 394 10,048 n/a 10,442 370 9,614 n/a 9,984
High Risk 8 3,799 348 4,155 5 3,201 347 3,553
Default n/a n/a 486 486 n/a n/a 418 418
Total loans 291,277 24,187 834 316,298 303,794 27,090 765 331,649
Allowance for loan losses 106 174 68 348 116 189 60 365
Loans, net of allowance 291,171 24,013 766 315,950 303,678 26,901 705 331,284
Consumer instalment and other personal 4

Low Risk 100,688 2,611 n/a 103,299 101,171 2,624 n/a 103,795
Normal Risk 61,198 21,001 n/a 82,199 66,105 12,054 n/a 78,159
Medium Risk 27,578 6,834 n/a 34,412 27,188 6,352 n/a 33,540
High Risk 5,488 7,582 440 13,510 4,017 7,881 412 12,310
Default n/a n/a 583 583 n/a n/a 578 578
Total loans 194,952 38,028 1,023 234,003 198,481 28,911 990 228,382
Allowance for loan losses 649 1,218 278 2,145 667 1,120 262 2,049
Loans, net of allowance 194,303 36,810 745 231,858 197,814 27,791 728 226,333
Credit card

Low Risk 8,288 15 n/a 8,303 6,902 16 n/a 6,918
Normal Risk 11,957 197 n/a 12,154 11,714 188 n/a 11,902
Medium Risk 11,938 1,080 n/a 13,018 12,908 1,122 n/a 14,030
High Risk 2,372 4,086 400 6,858 2,832 4,382 437 7,651
Default n/a n/a 132 132 n/a n/a 138 138
Total loans 34,555 5,378 532 40,465 34,356 5,708 575 40,639
Allowance for loan losses 743 1,025 449 2,217 704 1,015 378 2,097
Loans, net of allowance 33,812 4,353 83 38,248 33,652 4,693 197 38,542
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 152,746 156 n/a 152,902 158,425 102 n/a 158,527
Non-investment grade or Medium Risk 169,461 12,187 n/a 181,648 166,892 11,851 n/a 178,743
Watch and classified or High Risk 437 16,902 78 17,417 704 16,610 89 17,403
Default n/a n/a 2,399 2,399 n/a n/a 2,530 2,530
Total loans 322,644 29,245 2,477 354,366 326,021 28,563 2,619 357,203
Allowance for loan losses 1,147 1,923 833 3,903 983 1,758 842 3,583
Loans, net of allowance 321,497 27,322 1,644 350,463 325,038 26,805 1,777 353,620
Total loans 843,428 96,838 4,866 945,132 862,652 90,272 4,949 957,873
Total allowance for loan losses 2,645 4,340 1,628 8,613 2,470 4,082 1,542 8,094
Total loans, net of allowance $ 840,783 $ 92,498 $ 3,238 $ 936,519 $ 860,182 $ 86,190 $ 3,407 $ 949,779
Includes impaired loans with a balance of $ 212

million (October 31, 2024 – $
259

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $ 26 billion (October 31, 2024 – $
24

billion) and $
3

billion (October 31, 2024 –
$ 3

billion), respectively.
Includes insured mortgages of $ 70

billion (October 31, 2024 – $
71

billion).
4

Includes Canadian government-insured real estate personal loans of $
5

billion (October 31, 2024 – $
6

billion).
Includes loans guaranteed by government agencies of $ 23

billion (October 31, 2024 – $
24

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
Loans by Risk Ratings (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
April 30, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 316,318 $ 1,546 $ n/a $ 317,864 $ 268,234 $ 1,365 $ n/a $ 269,599
Normal Risk 55,985 1,411 n/a 57,396 93,576 1,332 n/a 94,908
Medium Risk 14,508 1,214 n/a 15,722 18,562 1,247 n/a 19,809
High Risk 1,115 763 – 1,878 1,126 1,181 – 2,307
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 293,076 – n/a 293,076 287,830 – n/a 287,830
Non-investment grade 102,084 6,164 n/a 108,248 99,866 6,968 n/a 106,834
Watch and classified 369 5,662 – 6,031 328 5,418 – 5,746
Default n/a n/a 218 218 n/a n/a 252 252
Total off-balance sheet credit
instruments 783,455 16,760 218 800,433 769,522 17,511 252 787,285
Allowance for off-balance sheet credit

instruments 415 552 4 971 439 593 11 1,043
Total off-balance sheet credit
instruments, net of allowance $ 783,040 $ 16,208 $ 214 $ 799,462 $ 769,083 $ 16,918 $ 241 $ 786,242
Excludes mortgage commitments.
2

Includes $
390

billion (October 31, 2024 – $
384

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
68

billion (October 31, 2024 – $
66

billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Allowance for Credit Losses
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three and six months ended April 30,

2025

and April 30, 2024,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
April 30, 2025 April 30, 2024
Residential mortgages $ 368 $ (14) $ – $ (6) $ 348 $ 410 $ (8) $ (1) $ 2 $ 403
Consumer instalment and other
personal 2,189 380 (307) (41) 2,221 1,979 361 (288) 20 2,072
Credit card 2,797 451 (435) (97) 2,716 2,577 423 (403) 47 2,644
Business and government 4,240 523 (360) (104) 4,299 3,299 296 (207) 40 3,428
Total allowance for loan losses,
including off-balance sheet
instruments 9,594 1,340 (1,102) (248) 9,584 8,265 1,072 (899) 109 8,547
Debt securities at amortized cost 3 – – – 3 2 – – – 2
Debt securities at FVOCI 1 1 – – 2 1 (1) – 1 1
Total allowance for credit
losses on debt securities 4 1 – – 5 3 (1) – 1 3
Total allowance for credit losses $ 9,598 $ 1,341 $ (1,102) $ (248) $ 9,589 $ 8,268 $ 1,071 $ (899) $ 110 $ 8,550
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,654

$ 8,613 $ 7,265

$ 7,545
Allowance for credit losses on
loans at FVOCI 1 – – –
Allowance for loan losses 8,655 8,613 7,265 7,545
Allowance for off-balance sheet
instruments 939 971 1,000 1,002

Allowance for credit losses on

debt securities 4 5 3 3
For the six months ended
April 30, 2025 April 30, 2024
Residential mortgages $ 365 $ (15) $ (1) $ (1) $ 348 $ 403 $ – $ (3) $ 3 $ 403
Consumer instalment and other
personal 2,133 736 (641) (7) 2,221 1,895 743 (563) (3) 2,072
Credit card 2,699 901 (871) (13) 2,716 2,577 853 (772) (14) 2,644
Business and government 3,940 930 (546) (25) 4,299 3,310 477 (320) (39) 3,428
Total allowance for loan losses,
including off-balance sheet
instruments 9,137 2,552 (2,059) (46) 9,584 8,185 2,073 (1,658) (53) 8,547
Debt securities at amortized cost 3 – – – 3 2 – – – 2
Debt securities at FVOCI 1 1 – – 2 2 (1) – – 1
Total allowance for credit
losses on debt securities 4 1 – – 5 4 (1) – – 3
Total allowance for credit losses $ 9,141 $ 2,553 $ (2,059) $ (46) $ 9,589 $ 8,189 $ 2,072 $ (1,658) $ (53) $ 8,550
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,094

$ 8,613 $ 7,136

$ 7,545
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 8,094 8,613 7,136 7,545
Allowance for off-balance sheet
instruments 1,043 971 1,049 1,002

Allowance for credit losses on

debt securities 4 5 4 3

Summary of Allowance for Loan Losses
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the three months ended April 30,

2025 and April 30, 2024.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
April 30, 2025 April 30, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 114 $ 181 $ 73 $ 368 $ 137 $ 212 $ 61 $ 410
Provision for credit losses
Transfer to Stage 1 1 22 (20) (2) – 32 (32) – –
Transfer to Stage 2 (7) 17 (10) – (7) 13 (6) –
Transfer to Stage 3 – (8) 8 – – (8) 8 –
Net remeasurement due to transfers into stage 2 (5) 4 – (1) (8) 6 – (2)
New originations or purchases 3 5 n/a n/a 5 7 n/a n/a 7
Net repayments 4 (1) (1) – (2) (1) – – (1)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (5) (6) (7) (18) (1) (7) (19) (27)
Changes to risk, parameters, and models 6 (15) 8 9 2 (31) 29 17 15
Disposals – – – – – – – –
Write-offs – – (1) (1) – – (2) (2)
Recoveries – – 1 1 – – 1 1
Foreign exchange and other adjustments (2) (1) (3) (6) 1 1 – 2
Balance at end of period $ 106 $ 174 $ 68 $ 348 $ 129 $ 214 $ 60 $ 403
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 683 $ 1,224 $ 282 $ 2,189 $ 664 $ 1,090 $ 225 $ 1,979
Provision for credit losses
Transfer to Stage 1 1 139 (137) (2) – 142 (141) (1) –
Transfer to Stage 2 (60) 85 (25) – (58) 81 (23) –
Transfer to Stage 3 (2) (76) 78 – (3) (62) 65 –
Net remeasurement due to transfers into stage 2 (61) 72 2 13 (63) 71 2 10
New originations or purchases 3 76 n/a n/a 76 87 n/a n/a 87
Net repayments 4 (20) (29) (4) (53) (18) (24) (4) (46)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (21) (27) (10) (58) (16) (26) (16) (58)
Changes to risk, parameters, and models 6 (46) 179 269 402 (55) 148 275 368
Disposals – – – – – – – –
Write-offs – – (399) (399) – – (370) (370)
Recoveries – – 92 92 – – 82 82
Foreign exchange and other adjustments (15) (21) (5) (41) 8 9 3 20
Balance, including off-balance sheet instruments,
at end of period 673 1,270 278 2,221 688 1,146 238 2,072
Less: Allowance for off-balance sheet instruments 7 24 52 – 76 30 55 – 85
Balance at end of period $ 649 $ 1,218 $ 278 $ 2,145 $ 658 $ 1,091 $ 238 $ 1,987
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 927 $ 1,372 $ 498 $ 2,797 $ 880 $ 1,325 $ 372 $ 2,577
Provision for credit losses
Transfer to Stage 1 1 235 (224) (11) – 263 (255) (8) –
Transfer to Stage 2 (82) 105 (23) – (81) 101 (20) –
Transfer to Stage 3 (6) (286) 292 – (5) (239) 244 –
Net remeasurement due to transfers into stage 2 (78) 113 6 41 (118) 121 6 9
New originations or purchases 3 38 n/a n/a 38 40 n/a n/a 40
Net repayments 4 (12) (1) 20 7 (8) 1 18 11
Derecognition of financial assets (excluding
disposals and write-offs) 5 (9) (21) (104) (134) (10) (18) (88) (116)
Changes to risk, parameters, and models 6 (28) 302 225 499 (61) 286 254 479
Disposals – – – – – – – –
Write-offs – – (532) (532) – – (486) (486)
Recoveries – – 97 97 – – 83 83
Foreign exchange and other adjustments (32) (46) (19) (97) 15 23 9 47
Balance, including off-balance sheet instruments,
at end of period 953 1,314 449 2,716 915 1,345 384 2,644
Less: Allowance for off-balance sheet instruments 7 210 289 – 499 248 366 – 614
Balance at end of period $ 743 $ 1,025 $ 449 $ 2,217 $ 667 $ 979 $ 384 $ 2,030
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2024

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2024 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2024 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
April 30, 2025 April 30, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government 1
Balance, including off-balance sheet instruments,
at beginning of period $ 1,272 $ 1,997 $ 971 $ 4,240 $ 1,139 $ 1,631 $ 529 $ 3,299
Provision for credit losses
Transfer to Stage 1
2
66 (63) (3) – 52 (52) – –
Transfer to Stage 2 (161) 176 (15) – (166) 170 (4) –
Transfer to Stage 3 (1) (72) 73 – (2) (80) 82 –
Net remeasurement due to transfers into stage
2
(18) 45 – 27 (18) 51 1 34
New originations or purchases
2
314 n/a n/a 314 297 n/a n/a 297
Net repayments
2
(2) (5) (76) (83) 9 (11) (3) (5)
Derecognition of financial assets (excluding
disposals and write-offs)
2
(160) (199) (46) (405) (161) (155) (100) (416)
Changes to risk, parameters, and models
2
57 311 302 670 2 194 190 386
Disposals – – – – – – – –
Write-offs – – (383) (383) – – (222) (222)
Recoveries – – 23 23 – – 15 15
Foreign exchange and other adjustments (39) (56) (9) (104) 18 30 (8) 40
Balance, including off-balance sheet instruments,
at end of period 1,328 2,134 837 4,299 1,170 1,778 480 3,428
Less: Allowance for off-balance sheet instruments
3
181 211 4 396 145 147 11 303
Balance at end of period 1,147 1,923 833 3,903 1,025 1,631 469 3,125
Total Allowance, including

off-balance sheet

instruments, at end of period 3,060 4,892 1,632 9,584 2,902 4,483 1,162 8,547
Less: Total Allowance for

off-balance sheet

instruments 3 415 552 4 971 423 568 11 1,002
Total Allowance for Loan Losses

at end of period
$ 2,645 $ 4,340 $ 1,628 $ 8,613 $ 2,479 $ 3,915 $ 1,151 $ 7,545
Includes allowance for loan losses related to customers’ liability under acceptances.
2

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
3

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the six months ended April 30, 2025

and April 30, 2024.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the six months ended
April 30, 2025 April 30, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 116 $ 189 $ 60 $ 365 $ 154 $ 192 $ 57 $ 403
Provision for credit losses
Transfer to Stage 1 1 57 (54) (3) – 68 (65) (3) –
Transfer to Stage 2 (13) 28 (15) – (17) 28 (11) –
Transfer to Stage 3 – (19) 19 – – (17) 17 –
Net remeasurement due to transfers into stage 2 (12) 8 – (4) (14) 13 – (1)
New originations or purchases 3 12 n/a n/a 12 15 n/a n/a 15
Net repayments 4 (2) (2) – (4) (2) – – (2)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (9) (10) (13) (32) (3) (12) (23) (38)
Changes to risk, parameters, and models 6 (43) 34 22 13 (71) 74 23 26
Disposals – – – – – – – –
Write-offs – – (2) (2) – – (4) (4)
Recoveries – – 1 1 – – 1 1
Foreign exchange and other adjustments – – (1) (1) (1) 1 3 3
Balance at end of period $ 106 $ 174 $ 68 $ 348 $ 129 $ 214 $ 60 $ 403
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 696 $ 1,175 $ 262 $ 2,133 $ 688 $ 1,010 $ 197 $ 1,895
Provision for credit losses
Transfer to Stage 1 1 324 (321) (3) – 273 (271) (2) –
Transfer to Stage 2 (124) 172 (48) – (130) 172 (42) –
Transfer to Stage 3 (5) (149) 154 – (6) (122) 128 –
Net remeasurement due to transfers into stage 2 (143) 148 4 9 (117) 157 4 44
New originations or purchases 3 160 n/a n/a 160 176 n/a n/a 176
Net repayments 4 (42) (54) (8) (104) (36) (45) (7) (88)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (42) (57) (20) (119) (33) (46) (26) (105)
Changes to risk, parameters, and models 6 (148) 360 578 790 (126) 294 548 716
Disposals – – – – – – – –
Write-offs – – (811) (811) – – (717) (717)
Recoveries – – 170 170 – – 154 154
Foreign exchange and other adjustments (3) (4) – (7) (1) (3) 1 (3)
Balance, including off-balance sheet instruments,
at end of period 673 1,270 278 2,221 688 1,146 238 2,072
Less: Allowance for off-balance sheet instruments 7 24 52 – 76 30 55 – 85
Balance at end of period $ 649 $ 1,218 $ 278 $ 2,145 $ 658 $ 1,091 $ 238 $ 1,987
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 947 $ 1,374 $ 378 $ 2,699 $ 988 $ 1,277 $ 312 $ 2,577
Provision for credit losses
Transfer to Stage 1 1 720 (698) (22) – 509 (494) (15) –
Transfer to Stage 2 (168) 212 (44) – (176) 212 (36) –
Transfer to Stage 3 (11) (528) 539 – (11) (462) 473 –
Net remeasurement due to transfers into stage 2 (300) 225 13 (62) (226) 260 13 47
New originations or purchases 3 74 n/a n/a 74 79 n/a n/a 79
Net repayments 4 6 3 38 47 14 6 35 55
Derecognition of financial assets (excluding
disposals and write-offs) 5 (36) (43) (179) (258) (20) (34) (172) (226)
Changes to risk, parameters, and models 6 (275) 775 600 1,100 (236) 586 548 898
Disposals – – – – – – – –
Write-offs – – (1,061) (1,061) – – (930) (930)
Recoveries – – 190 190 – – 158 158
Foreign exchange and other adjustments (4) (6) (3) (13) (6) (6) (2) (14)
Balance, including off-balance sheet instruments,
at end of period 953 1,314 449 2,716 915 1,345 384 2,644
Less: Allowance for off-balance sheet instruments 7 210 289 – 499 248 366 – 614
Balance at end of period $ 743 $ 1,025 $ 449 $ 2,217 $ 667 $ 979 $ 384 $ 2,030
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2024

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2024 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2024 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the six months ended
April 30, 2025 April 30, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government 1
Balance, including off-balance sheet instruments,
at beginning of period $ 1,150 $ 1,937 $ 853 $ 3,940 $ 1,319 $ 1,521 $ 470 $ 3,310
Provision for credit losses
Transfer to Stage 1
2
154 (151) (3) – 114 (114) – –
Transfer to Stage 2 (314) 334 (20) – (283) 290 (7) –
Transfer to Stage 3 (4) (224) 228 – (16) (135) 151 –
Net remeasurement due to transfers into stage
2
(46) 103 1 58 (39) 93 5 59
New originations or purchases
2
614 n/a n/a 614 568 n/a n/a 568
Net repayments
2
15 (24) (86) (95) 17 (19) (29) (31)
Derecognition of financial assets (excluding
disposals and write-offs)
2
(329) (395) (122) (846) (333) (254) (145) (732)
Changes to risk, parameters, and models
2
86 561 552 1,199 (160) 396 377 613
Disposals – – (9) (9) – – – –
Write-offs – – (585) (585) – – (346) (346)
Recoveries – – 39 39 – – 26 26
Foreign exchange and other adjustments 2 (7) (11) (16) (17) – (22) (39)
Balance, including off-balance sheet instruments,
at end of period 1,328 2,134 837 4,299 1,170 1,778 480 3,428
Less: Allowance for off-balance sheet instruments
3
181 211 4 396 145 147 11 303
Balance at end of period 1,147 1,923 833 3,903 1,025 1,631 469 3,125
Total Allowance, including

off-balance sheet

instruments, at end of period 3,060 4,892 1,632 9,584 2,902 4,483 1,162 8,547
Less: Total Allowance for

off-balance sheet

instruments 3 415 552 4 971 423 568 11 1,002
Total Allowance for Loan Losses

at end of period
$ 2,645 $ 4,340 $ 1,628 $ 8,613 $ 2,479 $ 3,915 $ 1,151 $ 7,545
Includes allowance for loan losses related to customers’ liability under acceptances.
2

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
3

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.

Summary of Macroeconomic Variables impacted in Determining ECLs
The following table sets out average values

of the macroeconomic variables over

the four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at April 30, 2025.

As the forecast period increases, information

about the future becomes less readily

available and projections
are anchored on assumptions around structural

relationships between economic parameters

that are inherently much less certain.
Macroeconomic Variables
As at
April 30, 2025
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q2 2025- 4-year Q2 2025- 4-year Q2 2025- 4-year
Q1 2026 1 period 1 Q1 2026 1 period 1 Q1 2026 1 period 1

Unemployment rate
Canada 6.9% 6.0% 6.3% 5.7% 7.6% 7.2%
United States 4.5 4.1 4.0 3.8 5.4 5.4
Real GDP
Canada 0.8 1.8 1.0 2.0 (0.5) 2.0
United States 1.1 2.1 1.2 2.2 (0.7) 2.3
Home prices
Canada (average existing price) 2 (2.5) 4.4 (2.1) 4.9 (8.5) 2.4
United States (CoreLogic HPI)
3
3.7 3.4 4.2 4.0 (5.8) 4.3
Central bank policy interest rate
Canada 2.25 2.25 2.50 2.50 1.13 1.42
United States 3.94 3.00 3.69 3.25 2.31 2.19
U.S. 10-year treasury yield 4.02 3.75 4.33 4.02 3.72 3.45
U.S. 10-year BBB spread (%-pts) 1.63 1.85 1.43 1.77 2.44 2.13
Exchange rate (U.S. dollar/Canadian dollar) $ 0.68 $ 0.74 $ 0.70 $ 0.76 $ 0.64 $ 0.68
The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2
The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3
The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL
The following table presents the base ECL

scenario compared to the probability-weighted ECLs,

with the latter derived from three ECL

scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
April 30, 2025 October 31, 2024
Probability-weighted ECLs $ 7,952 $ 7,584
Base ECLs 7,573 7,185
Difference – in amount $ 379 $ 399
Difference – in percentage 5.0% 5.6%

Schedule of Incremental Lifetime ECL Impact
The following table shows the estimated

impact of staging on ECLs by presenting all

performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs, holding

all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
April 30, 2025 October 31, 2024
Probability-weighted ECLs $ 7,952 $ 7,584
All performing loans and off-balance sheet instruments

using 12-month ECLs
6,067 5,631
Incremental lifetime ECLs impact $ 1,885 $ 1,953

Summary of Loans Past Due but Not Impaired
The following table summarizes loans that are

past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet

their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
April 30, 2025 October 31, 2024

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 378 $ 147 $ 525 $ 443 $ 111 $ 554
Consumer instalment and other personal 877 326 1,203 983 335 1,318
Credit card 361 245 606 375 269 644
Business and government 210 91 301 244 83 327
Total

$ 1,826 $ 809 $ 2,635 $ 2,045 $ 798 $ 2,843
Includes loans that are measured at FVOCI.